Related Parties Transactions - Disclosure of key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions - Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 4,369	$ 4,666	$ 4,833
Share-based payment expense	2,741	4,045	5,822
Total	$ 7,109	$ 8,711	$ 10,656